Prepayments and other assets - Changes in the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepayments and other assets
At the beginning of the year/period	¥ 3,124	¥ 3,124
Allowance made/reversed during the year/period	0	0
At the end of the year/period	¥ 3,124	¥ 3,124